Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning balance	₩ 165,161	₩ 207,527
Increase	26,266	22,070
Utilization	(34,471)	(49,755)
Reversal	(8,629)	(2,806)
Other	(205)	(11,915)
Business Combination	2,755	40
Ending balance	150,877	165,161
Current	69,363	86,320
Non-current	81,514	78,841
Provision for restoration [Member]
Disclosure of other provisions [line items]
Beginning balance	102,519	98,060
Increase	15,616	9,424
Utilization	(3,610)	(3,409)
Reversal	(1,492)	(1,711)
Other	(6)	115
Business Combination	626	40
Ending balance	113,653	102,519
Current	42,348	48,391
Non-current	71,305	54,128
Emission allowance [Member]
Disclosure of other provisions [line items]
Beginning balance	5,257	2,238
Increase	7,400	5,037
Utilization		(1,086)
Reversal	(5,233)	(932)
Ending balance	7,424	5,257
Current	7,424	5,257
Other provisions [Member]
Disclosure of other provisions [line items]
Beginning balance	57,385	107,229
Increase	3,250	7,609
Utilization	(30,861)	(45,260)
Reversal	(1,904)	(163)
Other	(199)	(12,030)
Business Combination	2,129
Ending balance	29,800	57,385
Current	19,591	32,672
Non-current	₩ 10,209	₩ 24,713